PGIM S&P 500 Buffer 20 ETF - May
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 113.5%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $133,360)(wb)	133,360	$133,360
Options Purchased*~ 112.6%
(cost $14,905,481)		17,316,603

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 113.5% (cost $15,038,841)		17,449,963
Options Written*~ (13.5)%
(premiums received $782,607)		(2,069,484)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $14,256,234)		15,380,479
Liabilities in excess of other assets (0.0)%		(6,280)

Net Assets 100.0%		$15,374,199

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55		252		25	$17,254,117
State Street SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54		252		25	62,486
Total Options Purchased (cost $14,905,481)								$17,316,603
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/26	$621.08		252		25	$(2,048,598)
State Street SPDR S&P 500 ETF Trust	Put	04/30/26	$443.63		252		25	(20,886)
Total Options Written (premiums received $782,607)								$(2,069,484)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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